10. PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment Details Narrative
Borrowing costs capitalized	$ 589	$ 303
Labor costs capitalized	$ 369	$ 419